Litigations - Contingent liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 6,892	$ 6,590
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	1,289	1,270
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	492	569
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	1,269	1,102
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 9,942	$ 9,531